Share Capital and Share Premium - Schedule of Group's Share Capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares [Member]
Schedule of Group
Shares outstanding, Beginning	1,515,798	1,515,834
Face value changes and fractional shares due to reverse stock split		(36)
Shares outstanding, Ending	2,247,048	1,515,798	1,515,834
Authorized Common shares	150,000,000
Issue and fully paid common shares	2,247,048	1,515,798	1,515,834
Shares issued for compensation (in Dollars)	$ 25,000
Conversion of preferred shares	706,250
Share capital [Member]
Schedule of Group
Shares outstanding, Beginning	606	6,063
Face value changes and fractional shares due to reverse stock split		(5,457)
Shares outstanding, Ending	899	606	6,063
Authorized Common shares	15,000
Issue and fully paid common shares	899	606	6,063
Shares issued for compensation (in Dollars)	$ 10
Conversion of preferred shares	283
Share premium [Member]
Schedule of Group
Shares outstanding, Beginning	77,965,011	77,959,554
Face value changes and fractional shares due to reverse stock split		5,457
Shares outstanding, Ending	78,959,218	77,965,011	77,959,554
Authorized Common shares
Issue and fully paid common shares	78,959,218	77,965,011	77,959,554
Shares issued for compensation (in Dollars)	$ 146,990
Conversion of preferred shares	847,217